Fair value of financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Estimated Fair Value Of Private Placement Warrants

As of March 31, 2013 and December 31, 2012, the Company estimated the fair value of its Private Placement Warrants with a publicly traded stock pricing approach using the Black-Scholes option pricing model. The inputs of the Black-Scholes option pricing model included the following as of:

	March 31, 2013	December 31, 2012
Market value of the Company’s common stock	$26.05	$16.18
Exercise price	$13.00	$13.00
Risk-free interest rate	0.38%	0.42%
Estimated price volatility	45%	45%
Marketability discount	15%	15%
Contractual term	3.08 years	3.33 years
Dividend yield	0.0%	0.0%

Financial Liability Measured at Fair Value on Recurring Basis

The following table summarizes fair value measurement by level as of March 31, 2013, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$7,055

The following table summarizes fair value measurements by level as of December 31, 2012, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$3,666

The following table summarizes fair value measurements by level as of December 31, 2012, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$3,666

The following table summarizes fair value measurements by level as of December 31, 2011, for the Company’s level 3 financial liability measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
Private placement warrants liability			$3,270

Summary of Change in Estimated Fair Value of Company's Level 3 Financial Instrument

The following table summarizes the change in the estimated fair value of the Company’s Level 3 financial instrument as of March 31, 2013:

Balance at December 31, 2012	$3,666
Fair value of private placement warrants exercised	(1,457)
Increase in the value of private placement warrants	4,846

Balance at March 31, 2013	$7,055

The following table summarizes the change in the estimated fair value of the Company’s Level 3 financial instrument for the year ended December 31, 2012:

Balance at December 31, 2011	$3,270
Change in the value of private placement warrants liability	448
Change due to exercise of private placement warrants	(52)

Balance at December 31, 2012	$3,666

The following table summarizes the change in the estimated fair value of the Company’s Level 3 financial instrument for the year ended December 31, 2011:

Balance at December 31, 2010	$—
Private placement warrants issued	2,888
Change in the value of private placement warrants	382

Balance at December 31, 2011	$3,270